Financial expenses, net (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Financial expenses,net

	2023	2022	2021

Finance cost of sale of receivables (Note 22.4)	3,195,130	2,463,298	690,344
Bonds (Note 6.8.2 e 6.9.1)	402,231	385,681	118,560
Other interest on borrowings and financing (Note 6.8.2)	293,210	548,009	381,916
Foreign exchange (gains) and losses	(13,580)	(3,958)	(4,368)
Other	122,474	121,709	82,606
Total	3,999,465	3,514,739	1,269,058